Fair Value Measurements - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding term		5 years
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Warrants And Rights Outstanding Measurement Input	12.00%	12.00%
Measurement Input, Expected Dividend Payment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Warrants And Rights Outstanding Measurement Input	0.075%	0.075%
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding term	5 years	5 years
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	$ 10,434,787	$ 10,434,787